Fair Values of Financial Instruments	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Fair Values of Financial Instruments

30      Fair Values of Financial Instruments

Financial instruments comprise of financial assets and financial liabilities. Financial assets consist of bank balances and cash, receivables and due from related parties. Financial liabilities consist of trade payables and due to related parties.

Management considers that the carrying amounts of financial assets and financial liabilities in the financial statements approximate their fair values.